COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments and Other Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Capital commitments	$ 83,819
Rental and right to use expenses (including contingent fees)	$ 44,374	$ 45,783	$ 37,349
Operating leases - as lessee, last expiry date	2033-07
Minimum rental and right to use expenses	$ 28,454	30,532	32,228
Contingent rental and right to use expenses	$ 15,920	15,251	5,121
Operating leases - as grantor, last expiry date	2026-11
Contingent fees earned	$ 12,654	$ 27,457	$ 23,461